UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Gregory F. Niland

American Funds Retirement Income Portfolio Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds® Retirement Income Portfolio Series Annual report for the year ended October 31, 2023

Portfolios designed
to help address
your retirement
income needs

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

American Funds® Retirement Income Portfolio — Conservative strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.

American Funds® Retirement Income Portfolio — Moderate strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.

American Funds® Retirement Income Portfolio — Enhanced strives for the accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment for periods ended September 30, 2023 (the most recent calendar quarter-end). Class A share returns reflect the maximum 5.75% sales charge. Also shown are the expense ratios as of the series prospectus dated January 1, 2024 (unaudited).

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 8/28/15)	Expense ratios

American Funds Retirement Income Portfolio — Conservative
Class F-2 shares	5.69%	3.17%	3.95%	0.39%
Class A shares	–0.51	1.75	2.96	0.56
American Funds Retirement Income Portfolio — Moderate
Class F-2 shares	8.88	4.01	5.02	0.41
Class A shares	2.47	2.56	4.03	0.60
American Funds Retirement Income Portfolio — Enhanced
Class F-2 shares	11.76	4.69	5.99	0.42
Class A shares	5.07	3.26	4.99	0.59

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a $10,000 investment

6	About American Funds Retirement Income Portfolio Series

7	Portfolios designed to serve the unique needs of retirees

8	Investment portfolios

14	Financial statements

43	Board of trustees and other officers

Fellow investors:

All three portfolios in American Funds Retirement Income Portfolio Series posted positive returns that can help investors to accomplish their retirement income objectives for the fiscal year ended October 31, 2023. All three funds overcame a difficult environment, especially as it relates to the bond market.

The Conservative portfolio had a total return of 1.37% for the period, which included dividends totaling nearly 39 cents a share. The fund’s income return was 3.67% for those choosing to reinvest dividends and 3.62% for those taking dividends in cash.

The Moderate portfolio had a total return of 3.07%, which included dividends and capital gains totaling more than 60 cents a share. The fund’s income return was 3.64% with dividends reinvested and 3.60% for those taking dividends in cash.

Finally, the Enhanced portfolio had a total return of 4.61%, including dividends and capital gains of more than 70 cents a share. The fund’s income return was 3.44% with dividends reinvested and 3.39% for investors taking dividends in cash.

By way of comparison, the S&P Target Date Retirement Income Index advanced 3.71% for the 12-month period.

About the series

In creating the series, a mix of individual American Funds was carefully selected through an objective-based process and rigorous analysis. The Portfolio Solutions Committee regularly monitors each fund in the series. Each portfolio is designed to provide retirement income based on an investor’s risk tolerance and withdrawal rates. To learn more about the three portfolios, refer to page 6.

Results at a glance

For periods ended October 31, 2023, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime (since 8/28/15)
American Funds Retirement Income Portfolio — Conservative
Class F-2 shares	1.37%	3.37%	3.71%
Class A shares	1.20	3.16	3.48
American Funds Retirement Income Portfolio — Moderate
Class F-2 shares	3.07	4.33	4.76
Class A shares	2.79	4.12	4.53
American Funds Retirement Income Portfolio — Enhanced
Class F-2 shares	4.61	5.17	5.70
Class A shares	4.43	4.95	5.48
S&P Target Date Retirement Income Index*	3.71	2.83	3.19

Past results are not predictive of results in future periods.

*	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Investors cannot invest directly in an index. Source: S&P Dow Jones Indices LLC.

The American Funds Retirement Income Portfolio Series investment allocations may not achieve fund objectives, and adequate income through retirement is not guaranteed. The funds’ risks are directly related to the risks of the underlying funds. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

American Funds Retirement Income Portfolio Series	1

The economy

The markets began the reporting period optimistic that inflation had peaked, and this helped the economy in general. Inflation has continued to ease since then, more rapidly in the U.S. than in other regions. The consensus a year ago was that the economy was headed for recession. While there is still uncertainty and doubt about the economic outlook, many market analysts and economists now think a recession is not imminent.

U.S. equities rebounded in the fourth quarter of 2022, having finished their worst year since 2008. The rally continued for three consecutive quarters, through the first two quarters of 2023, before reversing by the third quarter over fears that the U.S. Federal Reserve (the Fed) would keep interest rates higher for longer than had previously been expected. This was mirrored by global central banks indicating they may keep monetary policy tight.

Bond markets also rallied early in the period but stalled in the second quarter of 2023 due to pressure from rising interest rates. However, heading into the third quarter of 2023, the 10-year U.S. Treasury began a slow rise in yield, registering 4.18 on September 1 and 4.99 on October 191 before rallying again in early November. This will be a rate to watch closely as we move into a new reporting period.

Over the period, the world economy continued to show signs of stabilization and growth in some sectors, despite volatility caused by geopolitical strains, notably in energy prices. Key economic considerations in the coming period will include continuing geopolitical conflicts and, over the longer run, climate adaptation along with the evolution and adoption of artificial intelligence (AI).

The AI explosion has been a huge market driver over the period and will likely continue to be a major economic force for years to come. AI is a driver of innovation, and therefore growth, that affects the whole economy, not just the technology sector. It will affect such sectors as health care, food, transportation and more. AI will have significant consequences — as yet unknown — on industries and individuals. This level of change can make investing difficult to navigate. Our position in such an environment is always to first take a long-term view and, using exhaustive research, invest in what makes sense for the long-term well-being of our investors.

The burst of investment in AI mirrors historical surges in investment and productivity, driven by technological innovation: transportation infrastructure in the 19th century, electrification in the early 20th century and the internet in recent decades. Speculative frenzy often fuels such a bubble, which in turn drives up stock prices and lowers the cost of capital. This enables large-scale investment, with wildly varying returns to investors. Sometimes investment returns are spectacular; sometimes investors suffer large losses, even if society as a whole ends up benefiting. So, we use and advise care and caution.

The climate transition is a particular focus in the European Union (EU) now, with a package of measures that target an emissions reduction of at least 55% by 2030 a legal obligation.2 For example, all new cars must have zero CO2 emissions starting in 2035.3

Businesses globally are affected by climate policy, as EU countries are working on new legislation to achieve this goal and net zero CO2 emissions by 2050.

Changes enacted as a result of the new measures will have far-reaching effects, redirecting trillions of dollars globally. Because the climate transition has such significant impact on the economy and on the credit quality of affected businesses and assets, it will also affect the conduct of monetary policy and regulation aimed at ensuring the stability of the financial system as a whole. The good news is that the European Central Bank (ECB) still views its policy objectives as feasible and sees climate targets as attainable in a way that is politically, economically and socially acceptable.4 In the U.S., the outcomes are more difficult to evaluate because climate discussions continue to be polarized in American politics.

Going forward, as we watch geopolitical forces and crises rising, abating and taking shape, we focus on fundamental research and investor well-being for the long term. To do that, we put tremendous effort into understanding geopolitical risk in different regions and looking at how it affects investment opportunities large and small. Policy and conflict affect everything from supply chains to prices to quality of life for individuals. All of these factors are important to us, and we put these considerations and more into each decision.

Over decades of careful investing, we have learned to avoid quick reactions to headlines. As always, we take our time and dig into what is going on underneath and use the considerable reach of our full global resources as guides.

The stock market

Global stocks rose in the fourth quarter of 2022 and continued through the second quarter of 2023, as investors welcomed signs that inflation may have peaked in

[1]	CNBC, “U.S. 10 Year Treasury.”
[2]	Reuters: “EU countries approve 2035 phaseout of CO2-emitting cars,” by Kate Abnett, March 29, 2023.
[3]	European Council/Council of the European Union: “Fit for 55.”
[4]	European Central Bank, “CLIMATE-RELATED INDICATORS: Analytical indicators on carbon emissions.”

2	American Funds Retirement Income Portfolio Series

key markets around the world. The rallies were also driven by technology stocks that were lifted by rapid development in generative artificial intelligence. Shares of NVIDIA soared 52% during the second quarter and 190% year to date, as of June 30, 2023. Rival chipmakers Broadcom and Advanced Micro Devices also enjoyed double-digit gains. Apple rose 18%, becoming the world’s first $3 trillion company. Other sectors rallied as well. Pharmaceutical giant Eli Lilly climbed 37% in the second quarter of 2023 over optimism regarding its early-stage Alzheimer’s and obesity drugs.

Markets lost ground in the third quarter of 2023, pressured by rising interest rates, slowing growth in some of the world’s largest economies and renewed fear that the Fed would keep interest rates higher for longer than previously expected. Consumer price increases — while still high on a historical basis — moderated in the U.S., Europe and many other economies.

The bond market

Global fixed income advanced in the early quarters of the reporting period, on adjusted rate expectations by the Fed and European Central Bank. However, bond markets declined in the second quarter of 2023, as the ECB — along with many other central banks around the world — continued to tighten monetary policy. At its July meeting, the Fed boosted its benchmark federal funds rate to a 22-year high. The 11th hike since March 2022 pushed rates to a target range of 5.25% to 5.50%. Although the central bank held rates steady in September, its projections indicated another hike could come by the end of the year.

General expectations are that the Fed could begin cutting rates in 2024, but there are wide discrepancies in predictions about the timing of such rate cuts.

Inside the series

Each portfolio, which focuses on generating income from bonds and dividend-paying stocks, produced positive returns over the past 12 months.

The portfolios benefited from the flexibility to invest in funds investing in both U.S. and international equities. While equities advanced both at home and abroad, international stocks outpaced those in the U.S. by nearly 200 basis points (2%) in the fiscal year, as measured by the MSCI All Country World Index ex USA and S&P 500 Index, respectively.5 As income strategies, the portfolios emphasize dividend-paying stocks, and the picture for these equities has been a split-screen — the top quintile of dividend-paying stocks outpaced the lowest quintile in international markets for the 12 months ended September 30, 2023, but the opposite was true in the U.S. Although dividend-paying stocks tend to trail the broader market during periods of strong growth and market exuberance, we believe they should be an integral part of a retirement income strategy, as these stocks can provide both income and appreciation potential with less volatility than growth-oriented stocks. Bond market returns were muted during the fiscal year, with some bond funds adding to the portfolios’ returns, while others presented setbacks. We continued to manage the portfolios’ bond exposure actively, to provide an appropriate mix of income, inflation protection, capital preservation and diversification from equities.

Looking forward

Our focus continues to be the long-term well-being of our investors. Rapidly changing markets and world circumstances are things we cannot predict. However, through our 90-year history, we have seen that people and markets have shown their ability to endure. Our focus on exhaustive, fundamental research and investor well-being is designed for tough and uncertain times.

Careful securities selection remains at the core of our investment process, whether in times of rapid growth or inevitable decline. We continue to encourage you to take a long-term view on investing.

We thank you for your trust in our efforts and look forward to reporting to you next year.

Cordially,

Andrew B. Suzman
President

December 11, 2023

For current information about the series, visit capitalgroup.com.

[5]	The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The indexes are unmanaged, and their results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Retirement Income Portfolio Series	3

The value of a $10,000 investment

How a hypothetical $10,000 investment has grown (for periods ended October 31, 2023, with all distributions reinvested)

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on a $10,000 investment.1; thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Conservative portfolio

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	Lifetime (since 8/28/15)

Class F-2 shares	1.37%	3.37%	3.71%
Class A shares*	–4.61	1.94	2.74

*	Assumes payment of the maximum 5.75% sales charge.

Moderate portfolio

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	Lifetime (since 8/28/15)

Class F-2 shares	3.07%	4.33%	4.76%
Class A shares*	–3.13	2.90	3.78

*	Assumes payment of the maximum 5.75% sales charge.

Refer to page 5 for footnotes.

4	American Funds Retirement Income Portfolio Series

Enhanced portfolio

Average annual total returns3 based on a $1,000 investment
(for periods ended October 31, 2023)

	1 year	5 years	Lifetime (since 8/28/15)

Class F-2 shares	4.61%	5.17%	5.70%
Class A shares*	–1.54	3.72	4.72

*	Assumes payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	The S&P Target Date Retirement Income Index, a component of the S&P Target Date Index Series, has an asset allocation and glide path that represent a market consensus across the universe of target date fund managers. The index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: S&P Dow Jones Indices LLC.
[3]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

American Funds Retirement Income Portfolio Series funds invest in Class R-6 shares of the underlying funds.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Retirement Income Portfolio Series	5

About American Funds Retirement Income Portfolio Series

A trio of investments intended to help meet the unique needs of retirees

American Funds Retirement Income Portfolio Series was created to address the real income needs of retirees. In developing the funds, we surveyed hundreds of retirees and found that they were not only worried about paying their bills, but also about maintaining an enjoyable retirement lifestyle. Finding an appropriate balance between asset growth and withdrawals was a priority, but preservation of their original nest egg was a factor as well.

We took their concerns to heart, creating three portfolios designed to meet different income needs and to accommodate varying levels of risk tolerance.

•	The Conservative portfolio focuses on capital preservation. That means a higher degree of fixed income investments and a lower recommended withdrawal rate.

•	The Moderate portfolio seeks a balance of withdrawals and longevity with a moderate withdrawal rate and moderate risk of loss.

•	The Enhanced portfolio targets higher asset growth through a larger allocation of equity investments. While its composition makes it more vulnerable to volatility, it offers the potential for greater withdrawals.

Income in retirement

When thinking about retirement income, it shouldn’t be confused with income in the traditional sense of bond returns and dividend payments. Rather, it’s about withdrawals taken from the portfolio as a whole which, in some cases, includes drawing on principal. To offset any declines in bond income and dividends, growth is essential. For this reason, each of the three portfolios includes a flexible mix of equity-income funds. As well as offering the potential to grow assets over time, they can help buffer the portfolios in market downturns.

There are no guarantees in investing, but we believe these portfolios can help our investors pursue a successful retirement while seeking to preserve as much of their initial investment as possible.

Experienced oversight and management

The Portfolio Solutions Committee — a group of seven American Funds portfolio managers with an average of 31* years of investment experience between them — is responsible for monitoring the series. They review each portfolio’s holdings, results and distributions to determine they not only remain aligned with their objectives, but that they can support their suggested withdrawal rates now and in the future.

*	Portfolio manager years of experience as of the prospectus dated January 1, 2024.

6	American Funds Retirement Income Portfolio Series

Portfolios designed to serve the unique needs of retirees

American Funds Retirement Income Portfolio Series was launched in August 2015 to help retirees generate income to fund their lifestyles in retirement. The three funds are designed to provide income in retirement that balances the need for income with an investor’s risk tolerance.

The members of the Portfolio Solutions Committee monitor the series to keep the funds aligned with their objectives and to determine whether any changes to the underlying fund allocations are needed.

American Funds Retirement Income Portfolio — Conservative

With significant allocations to The Bond Fund of America® and U.S. Government Securities Fund®, this portfolio focuses on preservation of capital, while still seeking to provide current income.

Underlying funds:

7%	American Mutual Fund®
14%	Capital Income Builder®
19%	The Income Fund of America®
8%	American Balanced Fund®
4%	American Funds® Global Balanced Fund
15%	The Bond Fund of America
7%	U.S. Government Securities Fund
6%	American Funds Inflation Linked Bond Fund®
10%	American Funds® Strategic Bond Fund
5%	Intermediate Bond Fund of America®
5%	American Funds® Multi-Sector Income Fund

American Funds Retirement Income Portfolio — Moderate

The portfolio includes several fixed income funds, but the allocation is weighted toward equity-income funds like Capital Income Builder and The Income Fund of America.

Underlying funds:

5%	American Mutual Fund
7%	Capital World Growth and Income Fund®
14%	Capital Income Builder
24%	The Income Fund of America
15%	American Balanced Fund
5%	American Funds Global Balanced Fund
5%	The Bond Fund of America
5%	American Funds Inflation Linked Bond Fund
9%	American Funds® Multi-Sector Income Fund
6%	American Funds Strategic Bond Fund
5%	U.S. Government Securities Fund

American Funds Retirement Income Portfolio — Enhanced

With larger allocations to income-focused equity funds, the portfolio has greater potential upside over the long term and greater potential for current income, but likely will result in more volatility.

Underlying funds:

5%	AMCAP Fund®
5%	American Mutual Fund
10%	Capital World Growth and Income Fund
14%	Capital Income Builder
24%	The Income Fund of America
20%	American Balanced Fund
5%	American Funds Global Balanced Fund
5%	American Funds Inflation Linked Bond Fund
7%	American Funds Multi-Sector Income Fund
5%	American High-Income Trust®

AMCAP Fund, a growth-oriented fund, outpaced its respective benchmark index over the fiscal year, as did Capital World Growth and Income Fund, a global growth-and-income-oriented fund. American Mutual Fund, a U.S. growth-and-income-oriented fund, and Capital Income Builder and The Income Fund of America, two other funds focused at least partially on income, all trailed their benchmark indexes. American Balanced Fund, which focuses on U.S. investments, trailed its benchmark, while its globally oriented counterpart, American Funds Global Balanced Fund, outpaced its benchmark. All of the bond funds (except American Funds Multi-Sector Income Fund) also trailed their indexes. Please refer to the funds’ prospectuses for information on their benchmark indexes.

The underlying fund allocations are as of September 30, 2023. American Funds Retirement Income Portfolio Series funds are actively monitored, so allocations may vary over time.

American Funds Retirement Income Portfolio Series	7

American Funds Conservative Portfolio

Investment portfolio October 31, 2023

Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,705,110	$80,277

Equity-income funds 33%
The Income Fund of America, Class R-6	10,140,060	217,910
Capital Income Builder, Class R-6	2,666,145	160,875
		378,785

Balanced funds 12%
American Balanced Fund, Class R-6	3,152,519	91,738
American Funds Global Balanced Fund, Class R-6	1,415,780	46,098
		137,836

Fixed income funds 48%
The Bond Fund of America, Class R-6	16,176,777	172,768
American Funds Strategic Bond Fund, Class R-6	13,139,635	114,578
U.S. Government Securities Fund, Class R-6	7,088,370	80,807
American Funds Inflation Linked Bond Fund, Class R-6	7,780,230	68,855
American Funds Multi-Sector Income Fund, Class R-6	6,707,341	57,817
Intermediate Bond Fund of America, Class R-6	4,807,314	57,784
		552,609

Total investment securities 100% (cost: $1,215,988,000)		1,149,507
Other assets less liabilities 0%		(294)

Net assets 100%		$1,149,213

8	American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$93,446	$4,783	$14,861	$417	$(3,508)	$80,277	$2,087	$2,565
Equity-income funds 33%
The Income Fund of America, Class R-6	248,769	19,464	37,545	(3,619)	(9,159)	217,910	9,004	8,633
Capital Income Builder, Class R-6	184,077	7,619	31,766	(202)	1,147	160,875	6,815	—
						378,785
Balanced funds 12%
American Balanced Fund, Class R-6	105,813	2,211	20,113	893	2,934	91,738	2,017	—
American Funds Global Balanced Fund, Class R-6	53,027	1,058	11,056	(596)	3,665	46,098	1,019	—
						137,836
Fixed income funds 48%
The Bond Fund of America, Class R-6	319,206	15,349	158,990	(27,318)	24,521	172,768	10,369	—
American Funds Strategic Bond Fund, Class R-6	126,180	9,497	11,568	(2,360)	(7,171)	114,578	7,257	—
U.S. Government Securities Fund, Class R-6	87,339	5,813	7,887	(1,126)	(3,332)	80,807	3,206	—
American Funds Inflation Linked Bond Fund, Class R-6	76,498	7,813	9,152	(2,073)	(4,231)	68,855	4,791	—
American Funds Multi-Sector Income Fund, Class R-6	—	64,760	4,133	(86)	(2,724)	57,817	1,398	—
Intermediate Bond Fund of America, Class R-6	—	64,208	4,562	(96)	(1,766)	57,784	845	—
						552,609
Total 100%				$(36,166)	$376	$1,149,507	$48,808	$11,198

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	9

American Funds Moderate Portfolio

Investment portfolio October 31, 2023

Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,687,130	$90,869
American Mutual Fund, Class R-6	1,384,820	65,197
		156,066

Equity-income funds 38%
The Income Fund of America, Class R-6	14,535,733	312,373
Capital Income Builder, Class R-6	3,024,498	182,498
		494,871

Balanced funds 20%
American Balanced Fund, Class R-6	6,698,929	194,939
American Funds Global Balanced Fund, Class R-6	2,004,882	65,279
		260,218

Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	13,645,818	117,627
American Funds Strategic Bond Fund, Class R-6	8,958,183	78,116
The Bond Fund of America, Class R-6	6,133,053	65,501
U.S. Government Securities Fund, Class R-6	5,745,702	65,501
American Funds Inflation Linked Bond Fund, Class R-6	7,372,802	65,249
		391,994

Total investment securities 100% (cost: $1,362,977,000)		1,303,149
Other assets less liabilities 0%		(325)

Net assets 100%		$1,302,824

10	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$94,463	$3,628	$17,356	$(1,936)	$12,070	$90,869	$2,260	$—
American Mutual Fund, Class R-6	68,816	3,906	4,934	2	(2,593)	65,197	1,616	1,936
						156,066
Equity-income funds 38%
The Income Fund of America, Class R-6	323,250	32,046	24,400	(1,617)	(16,906)	312,373	12,300	11,456
Capital Income Builder, Class R-6	189,062	8,847	15,408	(306)	303	182,498	7,361	—
						494,871
Balanced funds 20%
American Balanced Fund, Class R-6	201,460	5,431	18,851	(1,420)	8,319	194,939	4,068	—
American Funds Global Balanced Fund, Class R-6	67,315	1,379	7,102	(1,058)	4,745	65,279	1,379	—
						260,218
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	117,919	13,096	11,646	(982)	(760)	117,627	7,793	—
American Funds Strategic Bond Fund, Class R-6	77,852	11,990	5,296	(617)	(5,813)	78,116	4,628	—
The Bond Fund of America, Class R-6	64,765	6,537	3,171	(332)	(2,298)	65,501	2,627	—
U.S. Government Securities Fund, Class R-6	64,672	8,226	3,749	(579)	(3,069)	65,501	2,487	—
American Funds Inflation Linked Bond Fund, Class R-6	65,617	9,644	4,332	(783)	(4,897)	65,249	4,204	—
						391,994
Total 100%				$(9,628)	$(10,899)	$1,303,149	$50,723	$13,392

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	11

American Funds Enhanced Portfolio

Investment portfolio October 31, 2023

Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	2,139,203	$73,033

Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,717,474	146,363
American Mutual Fund, Class R-6	1,561,723	73,526
		219,889

Equity-income funds 38%
The Income Fund of America, Class R-6	16,375,923	351,919
Capital Income Builder, Class R-6	3,402,575	205,311
		557,230

Balanced funds 25%
American Balanced Fund, Class R-6	10,069,575	293,024
American Funds Global Balanced Fund, Class R-6	2,253,923	73,388
		366,412

Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	11,956,320	103,063
American High-Income Trust, Class R-6	8,345,120	73,938
American Funds Inflation Linked Bond Fund, Class R-6	8,254,232	73,050
		250,051

Total investment securities 100% (cost: $1,493,173,000)		1,466,615
Other assets less liabilities 0%		(360)

Net assets 100%		$1,466,255

12	American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio (continued)

Investments in affiliates1

	Value at 11/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2023 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$71,128	$4,890	$11,556	$(2,012)	$10,583	$73,033	$450	$—
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	143,934	6,275	19,037	(2,047)	17,238	146,363	3,528	—
American Mutual Fund, Class R-6	73,562	4,876	1,952	(45)	(2,915)	73,526	1,760	2,078
						219,889
Equity-income funds 38%
The Income Fund of America, Class R-6	347,246	36,268	10,522	(701)	(20,372)	351,919	13,478	12,351
Capital Income Builder, Class R-6	202,825	11,935	8,838	(495)	(116)	205,311	8,024	—
						557,230
Balanced funds 25%
American Balanced Fund, Class R-6	288,573	9,915	14,861	(1,002)	10,399	293,024	5,929	—
American Funds Global Balanced Fund, Class R-6	71,968	1,909	4,296	(657)	4,464	73,388	1,516	—
						366,412
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	99,538	13,000	7,800	(385)	(1,290)	103,063	6,657	—
American High-Income Trust, Class R-6	70,940	8,762	4,334	(152)	(1,278)	73,938	5,238	—
American Funds Inflation Linked Bond Fund, Class R-6	70,188	15,626	6,511	(742)	(5,511)	73,050	4,572	—
						250,051
Total 100%				$(8,238)	$11,202	$1,466,615	$51,152	$14,429

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	13

Financial statements

Statements of assets and liabilities at October 31, 2023	(dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,149,507	$1,303,149	$1,466,615
Receivables for:
Sales of investments	208	708	—
Sales of fund’s shares	737	260	1,865
Dividends	1,567	1,228	1,101
Total assets	1,152,019	1,305,345	1,469,581

Liabilities:
Payables for:
Purchases of investments	1,567	1,229	2,510
Repurchases of fund’s shares	945	968	456
Services provided by related parties	286	316	352
Trustees’ deferred compensation	8	8	8
Total liabilities	2,806	2,521	3,326
Net assets at October 31, 2023	$1,149,213	$1,302,824	$1,466,255

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,240,772	$1,359,898	$1,489,342
Total accumulated loss	(91,559)	(57,074)	(23,087)
Net assets at October 31, 2023	$1,149,213	$1,302,824	$1,466,255

Investment securities of affiliated issuers, at cost	$1,215,988	$1,362,977	$1,493,173

Refer to the notes to financial statements.

14	American Funds Retirement Income Portfolio Series

Financial statements (continued)

Statements of assets and liabilities at October 31, 2023 (continued)	(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$830,046	$1,028,482	$1,112,601
	Shares outstanding	79,537	94,732	96,409
	Net asset value per share	$10.44	$10.86	$11.54
Class C:	Net assets	$110,624	$88,267	$75,488
	Shares outstanding	10,659	8,171	6,567
	Net asset value per share	$10.38	$10.80	$11.49
Class T:	Net assets	$10	$10	$11
	Shares outstanding	1	1	1
	Net asset value per share	$10.45	$10.86	$11.55
Class F-1:	Net assets	$20,542	$15,648	$17,161
	Shares outstanding	1,968	1,441	1,486
	Net asset value per share	$10.44	$10.86	$11.55
Class F-2:	Net assets	$117,416	$136,545	$205,526
	Shares outstanding	11,230	12,554	17,779
	Net asset value per share	$10.46	$10.88	$11.56
Class F-3:	Net assets	$20,613	$14,249	$29,802
	Shares outstanding	1,972	1,312	2,581
	Net asset value per share	$10.45	$10.86	$11.55
Class R-1:	Net assets	$1,437	$2,197	$1,204
	Shares outstanding	138	203	105
	Net asset value per share	$10.41	$10.81	$11.53
Class R-2:	Net assets	$1,606	$2,088	$4,243
	Shares outstanding	154	193	370
	Net asset value per share	$10.42	$10.82	$11.47
Class R-2E:	Net assets	$124	$64	$559
	Shares outstanding	12	6	48
	Net asset value per share	$10.46	$10.88	$11.54
Class R-3:	Net assets	$2,161	$4,505	$5,298
	Shares outstanding	207	416	460
	Net asset value per share	$10.45	$10.84	$11.51
Class R-4:	Net assets	$6,411	$2,000	$5,967
	Shares outstanding	609	184	517
	Net asset value per share	$10.52	$10.85	$11.55
Class R-5E:	Net assets	$417	$257	$1,140
	Shares outstanding	40	24	99
	Net asset value per share	$10.52	$10.87	$11.55
Class R-5:	Net assets	$353	$462	$12
	Shares outstanding	34	42	1
	Net asset value per share	$10.46	$10.90	$11.57
Class R-6:	Net assets	$37,453	$8,050	$7,243
	Shares outstanding	3,580	740	626
	Net asset value per share	$10.46	$10.89	$11.57

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	15

Financial statements (continued)

Statements of operations for the year ended October 31, 2023	(dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$48,808	$50,723	$51,152

Fees and expenses*:
Distribution services	3,611	3,833	3,859
Transfer agent services	532	476	565
Reports to shareholders	23	24	27
Registration statement and prospectus	189	199	225
Trustees’ compensation	5	6	6
Auditing and legal	16	18	19
Custodian	6	6	6
Other	5	5	5
Total fees and expenses before reimbursement	4,387	4,567	4,712
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	—	—	†
Total fees and expenses after reimbursement	4,387	4,567	4,712
Net investment income	44,421	46,156	46,440

Net realized (loss) gain and unrealized (depreciation) appreciation:
Net realized loss on sale of investments in affiliated issuers	(36,166)	(9,628)	(8,238)
Capital gain distributions received from affiliated issuers	11,198	13,392	14,429
	(24,968)	3,764	6,191
Net unrealized appreciation (depreciation) on investments in affiliated issuers	376	(10,899)	11,202
Net realized (loss) gain and unrealized appreciation (depreciation)	(24,592)	(7,135)	17,393
Net increase in net assets resulting from operations	$19,829	$39,021	$63,833

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

16	American Funds Retirement Income Portfolio Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2023	2022	2023	2022	2023	2022
Operations:
Net investment income	$44,421	$34,938	$46,156	$37,258	$46,440	$37,629
Net realized (loss) gain	(24,968)	(554)	3,764	27,114	6,191	40,355
Net unrealized appreciation (depreciation)	376	(210,315)	(10,899)	(243,224)	11,202	(278,765)
Net increase (decrease) in net assets resulting from operations	19,829	(175,931)	39,021	(178,852)	63,833	(200,781)

Distributions paid to shareholders	(42,205)	(49,295)	(69,237)	(56,690)	(84,271)	(69,644)

Net capital share transactions	(122,545)	88,346	(1,823)	68,698	47,214	155,488

Total (decrease) increase in net assets	(144,921)	(136,880)	(32,039)	(166,844)	26,776	(114,937)

Net assets:
Beginning of year	1,294,134	1,431,014	1,334,863	1,501,707	1,439,479	1,554,416
End of year	$1,149,213	$1,294,134	$1,302,824	$1,334,863	$1,466,255	$1,439,479

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	17

Notes to financial statements

1. Organization

American Funds Retirement Income Portfolio Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of three funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

18	American Funds Retirement Income Portfolio Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2023, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Periodic withdrawal risks — There is no guarantee that any of the funds will provide adequate income through retirement. These funds are not designed to, and are not expected to, generate distributions that equal a fixed percentage of each fund’s current net asset value per share. An investor taking periodic withdrawals from any of the funds should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from any of the funds may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in each fund. Each fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in each fund and during the length of time such investor holds shares of each fund. Even if each fund’s portfolio value grows over time, such growth may be insufficient to enable each fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.

Additionally, as periodic withdrawals by investors will be made from each fund’s assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by each fund. Each fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.

American Funds Retirement Income Portfolio Series	19

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the funds. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities which may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

20	American Funds Retirement Income Portfolio Series

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

American Funds Retirement Income Portfolio Series	21

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing in derivatives— The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S.. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended October 31, 2023, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

22	American Funds Retirement Income Portfolio Series

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2023, were as follows (dollars in thousands):

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Undistributed ordinary income	$3,180	$2,359	$1,418
Undistributed long-term capital gains	—	4,212	5,322
Capital loss carryforward*	(23,817)	—	—
Gross unrealized appreciation on investments	29,866	37,835	39,915
Gross unrealized depreciation on investments	(100,780)	(101,472)	(69,734)
Net unrealized depreciation on investments	(70,914)	(63,637)	(29,819)
Cost of investments	1,220,421	1,366,786	1,496,434
Reclassification from total accumulated loss to capital paid in on shares of beneficial interest	15	1,332	1,166

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Conservative Portfolio

	Year ended October 31, 2023					Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$30,787		$—	$30,787		$25,193		$10,155		$35,348
Class C	3,303		—	3,303		2,672		1,527		4,199
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	775		—	775		743		305		1,048
Class F-2	4,857		—	4,857		4,118		1,510		5,628
Class F-3	813		—	813		1,008		392		1,400
Class R-1	38		—	38		32		20		52
Class R-2	42		—	42		27		16		43
Class R-2E	4		—	4		3		2		5
Class R-3	73		—	73		64		37		101
Class R-4	219		—	219		188		82		270
Class R-5E	12		—	12		9		3		12
Class R-5	13		—	13		36		28		64
Class R-6	1,269		—	1,269		825		300		1,125
Total	$42,205		$—	$42,205		$34,918		$14,377		$49,295

Refer to the end of the tables for footnote.

American Funds Retirement Income Portfolio Series	23

Moderate Portfolio

	Year ended October 31, 2023				Year ended October 31, 2022
Share class	Ordinary income	Long-term capital gains		Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$35,676	$19,371		$55,047	$30,281		$14,925		$45,206
Class C	2,507	1,807		4,314	2,146		1,492		3,638
Class T	1	—	†	1	—	†	—	†	—	†
Class F-1	574	320		894	525		271		796
Class F-2	4,843	2,458		7,301	4,013		1,801		5,814
Class F-3	602	320		922	512		206		718
Class R-1	50	34		84	36		24		60
Class R-2	57	36		93	46		33		79
Class R-2E	2	1		3	1		1		2
Class R-3	116	59		175	81		55		136
Class R-4	63	36		99	44		17		61
Class R-5E	8	4		12	5		2		7
Class R-5	17	9		26	15		7		22
Class R-6	201	65		266	106		45		151
Total	$44,717	$24,520		$69,237	$37,811		$18,879		$56,690

Enhanced Portfolio

	Year ended October 31, 2023						Year ended October 31, 2022
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$34,922		$28,708		$63,630		$28,198		$23,984		$52,182
Class C	1,948		2,222		4,170		1,680		2,102		3,782
Class T	—	†	—	†	—	†	—	†	—	†	—	†
Class F-1	659		601		1,260		628		562		1,190
Class F-2	6,840		5,306		12,146		5,742		4,536		10,278
Class F-3	1,009		754		1,763		801		573		1,374
Class R-1	27		25		52		15		13		28
Class R-2	107		110		217		71		75		146
Class R-2E	15		15		30		7		5		12
Class R-3	145		116		261		72		55		127
Class R-4	182		144		326		116		84		200
Class R-5E	35		28		63		54		23		77
Class R-5	—	†	—	†	—	†	1		1		2
Class R-6	202		151		353		144		102		246
Total	$46,091		$38,180		$84,271		$37,529		$32,115		$69,644

†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of

24	American Funds Retirement Income Portfolio Series

average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2023, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2023, CRMC reimbursed transfer agent services fees of less than $1,000 for Enhanced Portfolio Class R-5E shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

For the year ended October 31, 2023, the class-specific expenses of each fund under these agreements were as follows (dollars in thousands):

Conservative Portfolio

Share class	Distribution services	Transfer agent services
Class A	$2,234	$308
Class C	1,263	43
Class T	—	—
Class F-1	59	25
Class F-2	Not applicable	141
Class F-3	Not applicable	1
Class R-1	14	—	*
Class R-2	12	4
Class R-2E	1	—	*
Class R-3	12	3
Class R-4	16	6
Class R-5E	Not applicable	—	*
Class R-5	Not applicable	—	*
Class R-6	Not applicable	1
Total class-specific expenses	$3,611	$532

Moderate Portfolio

Share class	Distribution services		Transfer agent services
Class A	$2,746		$293
Class C	988		27
Class T	—		—
Class F-1	45		18
Class F-2	Not applicable		129
Class F-3	Not applicable		—	*
Class R-1	19		—	*
Class R-2	16		3
Class R-2E	—	*	—	*
Class R-3	14		4
Class R-4	5		2
Class R-5E	Not applicable		—	*
Class R-5	Not applicable		—	*
Class R-6	Not applicable		—	*
Total class-specific expenses	$3,833		$476

Refer to the end of the tables for footnote.

American Funds Retirement Income Portfolio Series	25

Enhanced Portfolio

Share class	Distribution services	Transfer agent services
Class A	$2,880	$295
Class C	840	22
Class T	—	—
Class F-1	56	26
Class F-2	Not applicable	206
Class F-3	Not applicable	1
Class R-1	11	—	*
Class R-2	32	5
Class R-2E	4	1
Class R-3	26	4
Class R-4	10	3
Class R-5E	Not applicable	2
Class R-5	Not applicable	—	*
Class R-6	Not applicable	—	*
Total class-specific expenses	$3,859	$565

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Conservative Portfolio	$4	$1	$5
Moderate Portfolio	5	1	6
Enhanced Portfolio	5	1	6

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2023, as follows (dollars in thousands):

	Purchases	Sales
Conservative Portfolio	$200,160	$254,330
Moderate Portfolio	93,556	78,509
Enhanced Portfolio	101,453	63,967

26	American Funds Retirement Income Portfolio Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Conservative Portfolio

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$84,136	7,651	$30,545	2,810		$(197,028)	(17,990)	$(82,347)	(7,529)
Class C	9,719	889	3,279	303		(31,836)	(2,922)	(18,838)	(1,730)
Class T	—	—	—	—		—	—	—	—
Class F-1	1,932	175	775	71		(8,177)	(746)	(5,470)	(500)
Class F-2	25,434	2,309	4,841	444		(56,502)	(5,148)	(26,227)	(2,395)
Class F-3	7,341	667	813	75		(9,080)	(827)	(926)	(85)
Class R-1	106	10	39	3		(101)	(9)	44	4
Class R-2	512	46	41	4		(297)	(27)	256	23
Class R-2E	107	10	3	—	†	(125)	(11)	(15)	(1)
Class R-3	757	68	73	7		(702)	(64)	128	11
Class R-4	899	81	218	20		(838)	(76)	279	25
Class R-5E	136	12	12	1		(38)	(3)	110	10
Class R-5	9	1	12	1		(244)	(22)	(223)	(20)
Class R-6	16,513	1,508	1,269	117		(7,098)	(646)	10,684	979
Total net increase (decrease)	$147,601	13,427	$41,920	3,856		$(312,066)	(28,491)	$(122,545)	(11,208)

Year ended October 31, 2022

Class A	$214,643	18,089	$35,121	2,974		$(185,301)	(15,974)	$64,463	5,089
Class C	29,543	2,498	4,174	353		(33,855)	(2,947)	(138)	(96)
Class T	—	—	—	—		—	—	—	—
Class F-1	10,071	839	1,048	89		(9,897)	(850)	1,222	78
Class F-2	62,989	5,396	5,606	475		(48,816)	(4,245)	19,779	1,626
Class F-3	26,946	2,191	1,400	117		(22,464)	(2,003)	5,882	305
Class R-1	315	27	52	4		(767)	(65)	(400)	(34)
Class R-2	391	33	43	4		(392)	(33)	42	4
Class R-2E	7	1	5	—	†	(16)	(1)	(4)	— †
Class R-3	727	61	100	9		(2,086)	(176)	(1,259)	(106)
Class R-4	1,464	121	270	23		(3,245)	(276)	(1,511)	(132)
Class R-5E	65	6	11	1		(7)	(1)	69	6
Class R-5	872	71	64	5		(2,436)	(195)	(1,500)	(119)
Class R-6	9,076	769	1,124	95		(8,499)	(720)	1,701	144
Total net increase (decrease)	$357,109	30,102	$49,018	4,149		$(317,781)	(27,486)	$88,346	6,765

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	27

Moderate Portfolio

	Sales*			Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$116,556	10,238		$54,331	4,840		$(171,941)	(15,111)	$(1,054)	(33)
Class C	8,300	734		4,306	385		(22,088)	(1,954)	(9,482)	(835)
Class T	—	—		—	—		—	—	—	—
Class F-1	1,767	156		892	79		(4,267)	(376)	(1,608)	(141)
Class F-2	31,643	2,772		7,167	637		(33,889)	(2,968)	4,921	441
Class F-3	3,299	290		922	82		(6,972)	(616)	(2,751)	(244)
Class R-1	416	38		84	7		(41)	(4)	459	41
Class R-2	152	13		93	9		(48)	(4)	197	18
Class R-2E	4	1		2	—	†	— †	— †	6	1
Class R-3	2,369	208		175	16		(232)	(21)	2,312	203
Class R-4	728	63		99	9		(526)	(46)	301	26
Class R-5E	82	7		12	1		(37)	(3)	57	5
Class R-5	—	—		25	2		(30)	(3)	(5)	(1)
Class R-6	6,151	536		266	24		(1,593)	(140)	4,824	420
Total net increase (decrease)	$171,467	15,056		$68,374	6,091		$(241,664)	(21,246)	$(1,823)	(99)

Year ended October 31, 2022

Class A	$173,316	14,043		$44,579	3,605		$(167,046)	(13,907)	$50,849	3,741
Class C	14,506	1,177		3,627	292		(19,629)	(1,639)	(1,496)	(170)
Class T	—	—		—	—		—	—	—	—
Class F-1	2,578	211		796	64		(4,765)	(401)	(1,391)	(126)
Class F-2	39,899	3,252		5,773	467		(27,387)	(2,266)	18,285	1,453
Class F-3	7,123	572		718	59		(4,015)	(327)	3,826	304
Class R-1	169	14		60	5		(80)	(6)	149	13
Class R-2	215	17		78	6		(1,671)	(130)	(1,378)	(107)
Class R-2E	4	—	†	2	—	†	— †	— †	6	— †
Class R-3	830	69		136	11		(2,423)	(200)	(1,457)	(120)
Class R-4	1,209	97		61	5		(580)	(50)	690	52
Class R-5E	142	12		6	1		(47)	(4)	101	9
Class R-5	—	—		22	2		(35)	(3)	(13)	(1)
Class R-6	1,153	93		151	12		(777)	(62)	527	43
Total net increase (decrease)	$241,144	19,557		$56,009	4,529		$(228,455)	(18,995)	$68,698	5,091

Refer to the end of the table for footnotes.

28	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

	Sales*			Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2023

Class A	$139,292	11,580		$62,946	5,345		$(155,668)	(12,978)	$46,570	3,947
Class C	7,850	655		4,153	354		(21,201)	(1,774)	(9,198)	(765)
Class T	—	—		—	—		—	—	—	—
Class F-1	2,040	171		1,260	107		(9,934)	(825)	(6,634)	(547)
Class F-2	36,774	3,058		11,996	1,017		(38,873)	(3,234)	9,897	841
Class F-3	5,683	471		1,760	149		(5,310)	(442)	2,133	178
Class R-1	399	33		51	5		(193)	(16)	257	22
Class R-2	567	47		217	18		(552)	(46)	232	19
Class R-2E	2	—	†	29	2		(29)	(2)	2	— †
Class R-3	2,231	184		261	22		(755)	(65)	1,737	141
Class R-4	437	36		325	28		(285)	(23)	477	41
Class R-5E	322	27		62	6		(324)	(27)	60	6
Class R-5	—	—		—	—		—	—	—	—
Class R-6	2,217	184		352	30		(888)	(73)	1,681	141
Total net increase (decrease)	$197,814	16,446		$83,412	7,083		$(234,012)	(19,505)	$47,214	4,024

Year ended October 31, 2022

Class A	$212,428	16,345		$51,575	3,906		$(141,800)	(11,136)	$122,203	9,115
Class C	12,819	990		3,761	283		(17,291)	(1,371)	(711)	(98)
Class T	—	—		—	—		—	—	—	—
Class F-1	3,474	268		1,188	89		(3,681)	(292)	981	65
Class F-2	55,824	4,305		10,231	775		(47,243)	(3,743)	18,812	1,337
Class F-3	10,198	779		1,370	105		(5,276)	(414)	6,292	470
Class R-1	784	59		28	2		(358)	(25)	454	36
Class R-2	1,158	97		146	11		(231)	(19)	1,073	89
Class R-2E	377	31		12	1		(22)	(3)	367	29
Class R-3	1,867	148		126	10		(326)	(27)	1,667	131
Class R-4	2,450	195		200	15		(341)	(28)	2,309	182
Class R-5E	2,244	175		77	6		(1,904)	(169)	417	12
Class R-5	1	—	†	1	—	†	(14)	(1)	(12)	(1)
Class R-6	1,887	150		246	19		(497)	(39)	1,636	130
Total net increase (decrease)	$305,511	23,542		$68,961	5,222		$(218,984)	(17,267)	$155,488	11,497

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Retirement Income Portfolio Series	29

Financial highlights

Conservative Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2023	$10.67	$.39	$(.25)	$.14	$(.37)	$—	$(.37)	$10.44	1.20%	$830		.30%		.30%		.57%		3.53%
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29)	(.12)	(.41)	10.67	(11.55)	929		.34		.34		.60		2.48
10/31/2021	11.35	.23	1.34	1.57	(.34)	(.09)	(.43)	12.49	14.03	1,024		.35		.35		.61		1.86
10/31/2020	11.30	.25	.17	.42	(.29)	(.08)	(.37)	11.35	3.75	755		.37		.37		.64		2.23
10/31/2019	10.59	.28	.78	1.06	(.27)	(.08)	(.35)	11.30	10.32	535		.38		.38		.66		2.52
Class C:
10/31/2023	10.61	.30	(.25)	.05	(.28)	—	(.28)	10.38	.42	111		1.05		1.05		1.32		2.79
10/31/2022	12.42	.21	(1.69)	(1.48)	(.21)	(.12)	(.33)	10.61	(12.17)	131		1.05		1.05		1.31		1.78
10/31/2021	11.29	.14	1.34	1.48	(.26)	(.09)	(.35)	12.42	13.25	155		1.05		1.05		1.31		1.16
10/31/2020	11.24	.17	.17	.34	(.21)	(.08)	(.29)	11.29	3.06	116		1.07		1.07		1.34		1.55
10/31/2019	10.55	.20	.77	.97	(.20)	(.08)	(.28)	11.24	9.42	96		1.08		1.08		1.36		1.84
Class T:
10/31/2023	10.68	.42	(.25)	.17	(.40)	—	(.40)	10.45	1.47 [6]	—	[7]	.02	[6]	.02	[6]	.29	[6]	3.80	[6]
10/31/2022	12.50	.33	(1.70)	(1.37)	(.33)	(.12)	(.45)	10.68	(11.27)[6]	—	[7]	.05	[6]	.05	[6]	.31	[6]	2.79	[6]
10/31/2021	11.36	.27	1.34	1.61	(.38)	(.09)	(.47)	12.50	14.34 [6]	—	[7]	.05	[6]	.05	[6]	.31	[6]	2.18	[6]
10/31/2020	11.31	.29	.16	.45	(.32)	(.08)	(.40)	11.36	4.04 [6]	—	[7]	.07	[6]	.07	[6]	.34	[6]	2.57	[6]
10/31/2019	10.60	.31	.79	1.10	(.31)	(.08)	(.39)	11.31	10.62 [6]	—	[7]	.08	[6]	.08	[6]	.36	[6]	2.86	[6]
Class F-1:
10/31/2023	10.67	.38	(.25)	.13	(.36)	—	(.36)	10.44	1.10	21		.37		.37		.64		3.47
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29)	(.12)	(.41)	10.67	(11.57)	26		.37		.37		.63		2.47
10/31/2021	11.36	.23	1.33	1.56	(.34)	(.09)	(.43)	12.49	13.90	30		.37		.37		.63		1.85
10/31/2020	11.30	.25	.18	.43	(.29)	(.08)	(.37)	11.36	3.83	25		.38		.38		.65		2.21
10/31/2019	10.60	.28	.77	1.05	(.27)	(.08)	(.35)	11.30	10.20	15		.39		.39		.67		2.53
Class F-2:
10/31/2023	10.69	.41	(.25)	.16	(.39)	—	(.39)	10.46	1.37	117		.12		.12		.39		3.72
10/31/2022	12.52	.32	(1.71)	(1.39)	(.32)	(.12)	(.44)	10.69	(11.39)	146		.12		.12		.38		2.71
10/31/2021	11.37	.25	1.36	1.61	(.37)	(.09)	(.46)	12.52	14.35	150		.12		.12		.38		2.08
10/31/2020	11.32	.28	.16	.44	(.31)	(.08)	(.39)	11.37	3.97	105		.14		.14		.41		2.43
10/31/2019	10.61	.30	.79	1.09	(.30)	(.08)	(.38)	11.32	10.54	82		.14		.14		.42		2.73
Class F-3:
10/31/2023	10.68	.41	(.24)	.17	(.40)	—	(.40)	10.45	1.48	21		.02		.02		.29		3.76
10/31/2022	12.51	.34	(1.72)	(1.38)	(.33)	(.12)	(.45)	10.68	(11.32)	22		.02		.02		.28		2.93
10/31/2021	11.37	.26	1.35	1.61	(.38)	(.09)	(.47)	12.51	14.36	22		.02		.02		.28		2.10
10/31/2020	11.31	.29	.17	.46	(.32)	(.08)	(.40)	11.37	4.16	10		.04		.04		.31		2.57
10/31/2019	10.60	.30	.80	1.10	(.31)	(.08)	(.39)	11.31	10.65	6		.04		.04		.32		2.68
Class R-1:
10/31/2023	10.64	.30	(.24)	.06	(.29)	—	(.29)	10.41	.45	1		1.04		1.04		1.31		2.76
10/31/2022	12.46	.21	(1.70)	(1.49)	(.21)	(.12)	(.33)	10.64	(12.23)	2		1.04		1.04		1.30		1.82
10/31/2021	11.32	.14	1.35	1.49	(.26)	(.09)	(.35)	12.46	13.27	2		1.07		1.07		1.33		1.12
10/31/2020	11.27	.17	.16	.33	(.20)	(.08)	(.28)	11.32	3.00	1		1.08		1.08		1.35		1.53
10/31/2019	10.58	.20	.78	.98	(.21)	(.08)	(.29)	11.27	9.42	1		1.13		1.13		1.41		1.87
Class R-2:
10/31/2023	10.65	.30	(.24)	.06	(.29)	—	(.29)	10.42	.48	2		1.03		1.03		1.30		2.76
10/31/2022	12.47	.21	(1.70)	(1.49)	(.21)	(.12)	(.33)	10.65	(12.20)	1		1.03		1.03		1.29		1.82
10/31/2021	11.33	.15	1.34	1.49	(.26)	(.09)	(.35)	12.47	13.31	2		1.01		1.01		1.27		1.24
10/31/2020	11.27	.20	.16	.36	(.22)	(.08)	(.30)	11.33	3.28	2		.89		.89		1.16		1.73
10/31/2019	10.58	.22	.77	.99	(.22)	(.08)	(.30)	11.27	9.58	2		.98		.98		1.26		2.04
Class R-2E:
10/31/2023	10.68	.33	(.25)	.08	(.30)	—	(.30)	10.46	.71	—	[7]	.78		.78		1.05		2.99
10/31/2022	12.51	.24	(1.71)	(1.47)	(.24)	(.12)	(.36)	10.68	(11.97)[6]	—	[7]	.76	[6]	.76	[6]	1.02	[6]	2.08	[6]
10/31/2021	11.38	.15	1.40	1.55	(.33)	(.09)	(.42)	12.51	13.81	—	[7]	.68		.63		.89		1.22
10/31/2020	11.32	.26	.16	.42	(.28)	(.08)	(.36)	11.38	3.82 [6]	—	[7]	.61	[6]	.33	[6]	.60	[6]	2.30	[6]
10/31/2019	10.61	.29	.79	1.08	(.29)	(.08)	(.37)	11.32	10.43 [6]	—	[7]	.50	[6]	.27	[6]	.55	[6]	2.66	[6]

Refer to the end of the tables for footnotes.

30	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Conservative Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expense to average net assets before reimburse- ments[4]	Ratio of expense to average net assets after reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income to average net assets[3]
Class R-3:
10/31/2023	$10.69	$.35	$(.26)	$.09	$(.33)	$—	$(.33)	$10.45	.76%	$2		.65%	.65%	.92%	3.16%
10/31/2022	12.51	.27	(1.72)	(1.45)	(.25)	(.12)	(.37)	10.69	(11.82)	2		.62	.62	.88	2.27
10/31/2021	11.36	.19	1.36	1.55	(.31)	(.09)	(.40)	12.51	13.77	4		.63	.63	.89	1.59
10/31/2020	11.31	.22	.17	.39	(.26)	(.08)	(.34)	11.36	3.47	4		.65	.65	.92	1.97
10/31/2019	10.60	.25	.77	1.02	(.23)	(.08)	(.31)	11.31	9.90	2		.69	.69	.97	2.26
Class R-4:
10/31/2023	10.75	.38	(.25)	.13	(.36)	—	(.36)	10.52	1.14	6		.34	.34	.61	3.45
10/31/2022	12.59	.30	(1.73)	(1.43)	(.29)	(.12)	(.41)	10.75	(11.62)	6		.33	.33	.59	2.50
10/31/2021	11.36	.12	1.44	1.56	(.24)	(.09)	(.33)	12.59	13.90	9		.38	.38	.64	1.03
10/31/2020	11.30	.25	.17	.42	(.28)	(.08)	(.36)	11.36	3.82	77		.39	.39	.66	2.24
10/31/2019	10.60	.28	.77	1.05	(.27)	(.08)	(.35)	11.30	10.21	60		.38	.38	.66	2.53
Class R-5E:
10/31/2023	10.75	.40	(.24)	.16	(.39)	—	(.39)	10.52	1.35	—	[7]	.14	.14	.41	3.61
10/31/2022	12.58	.32	(1.71)	(1.39)	(.32)	(.12)	(.44)	10.75	(11.34)	—	[7]	.12	.12	.38	2.70
10/31/2021	11.43	.23	1.38	1.61	(.37)	(.09)	(.46)	12.58	14.32	—	[7]	.10	.09	.35	1.86
10/31/2020	11.31	.30	.14	.44	(.24)	(.08)	(.32)	11.43	3.92	—	[7]	.21	.20	.47	2.70
10/31/2019	10.60	.30	.78	1.08	(.29)	(.08)	(.37)	11.31	10.49	2		.19	.19	.47	2.76
Class R-5:
10/31/2023	10.69	.47	(.31)	.16	(.39)	—	(.39)	10.46	1.41	—	[7]	.08	.08	.35	4.25
10/31/2022	12.52	.45	(1.83)	(1.38)	(.33)	(.12)	(.45)	10.69	(11.34)	1		.03	.03	.29	3.76
10/31/2021	11.38	.27	1.34	1.61	(.38)	(.09)	(.47)	12.52	14.33	2		.04	.04	.30	2.18
10/31/2020	11.33	.28	.17	.45	(.32)	(.08)	(.40)	11.38	4.03	2		.08	.08	.35	2.41
10/31/2019	10.61	.29	.81	1.10	(.30)	(.08)	(.38)	11.33	10.68	—	[7]	.09	.08	.36	2.58
Class R-6:
10/31/2023	10.69	.40	(.23)	.17	(.40)	—	(.40)	10.46	1.47	38		.02	.02	.29	3.67
10/31/2022	12.52	.33	(1.71)	(1.38)	(.33)	(.12)	(.45)	10.69	(11.31)	28		.02	.02	.28	2.82
10/31/2021	11.38	.27	1.34	1.61	(.38)	(.09)	(.47)	12.52	14.35	31		.03	.03	.29	2.21
10/31/2020	11.32	.29	.17	.46	(.32)	(.08)	(.40)	11.38	4.16	25		.04	.04	.31	2.59
10/31/2019	10.61	.30	.80	1.10	(.31)	(.08)	(.39)	11.32	10.64	24		.05	.05	.33	2.77

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	31

Financial highlights (continued)

Moderate Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2023	$11.12	$.38	$(.05)	$.33	$(.38)	$(.21)	$(.59)	$10.86	2.79%	$1,029		.30%		.30%		.60%		3.37%
10/31/2022	13.06	.31	(1.77)	(1.46)	(.32)	(.16)	(.48)	11.12	(11.49)	1,053		.32		.32		.62		2.58
10/31/2021	11.34	.27	1.91	2.18	(.33)	(.13)	(.46)	13.06	19.52	1,189		.32		.32		.60		2.15
10/31/2020	11.58	.29	(.08)	.21	(.31)	(.14)	(.45)	11.34	1.82	908		.35		.35		.62		2.51
10/31/2019	10.89	.30	.81	1.11	(.30)	(.12)	(.42)	11.58	10.53	798		.33		.33		.62		2.67
Class C:
10/31/2023	11.06	.30	(.06)	.24	(.29)	(.21)	(.50)	10.80	2.02	88		1.04		1.04		1.34		2.64
10/31/2022	12.99	.23	(1.77)	(1.54)	(.23)	(.16)	(.39)	11.06	(12.13)	100		1.04		1.04		1.34		1.87
10/31/2021	11.29	.18	1.89	2.07	(.24)	(.13)	(.37)	12.99	18.59	119		1.04		1.04		1.32		1.43
10/31/2020	11.53	.21	(.08)	.13	(.23)	(.14)	(.37)	11.29	1.10	93		1.05		1.05		1.32		1.83
10/31/2019	10.85	.22	.80	1.02	(.22)	(.12)	(.34)	11.53	9.70	95		1.06		1.06		1.35		1.95
Class T:
10/31/2023	11.12	.42	(.06)	.36	(.41)	(.21)	(.62)	10.86	3.07 [6]	—	[7]	.02	[6]	.02	[6]	.32	[6]	3.67	[6]
10/31/2022	13.06	.35	(1.77)	(1.42)	(.36)	(.16)	(.52)	11.12	(11.24)[6]	—	[7]	.05	[6]	.05	[6]	.35	[6]	2.87	[6]
10/31/2021	11.34	.31	1.90	2.21	(.36)	(.13)	(.49)	13.06	19.83 [6]	—	[7]	.05	[6]	.05	[6]	.33	[6]	2.44	[6]
10/31/2020	11.58	.32	(.08)	.24	(.34)	(.14)	(.48)	11.34	2.11 [6]	—	[7]	.06	[6]	.06	[6]	.33	[6]	2.83	[6]
10/31/2019	10.89	.33	.81	1.14	(.33)	(.12)	(.45)	11.58	10.82 [6]	—	[7]	.07	[6]	.07	[6]	.36	[6]	2.98	[6]
Class F-1:
10/31/2023	11.12	.37	(.05)	.32	(.37)	(.21)	(.58)	10.86	2.71	16		.37		.37		.67		3.29
10/31/2022	13.06	.31	(1.78)	(1.47)	(.31)	(.16)	(.47)	11.12	(11.54)	18		.37		.37		.67		2.54
10/31/2021	11.34	.27	1.90	2.17	(.32)	(.13)	(.45)	13.06	19.46	22		.37		.37		.65		2.14
10/31/2020	11.58	.28	(.07)	.21	(.31)	(.14)	(.45)	11.34	1.82	20		.37		.37		.64		2.48
10/31/2019	10.89	.29	.81	1.10	(.29)	(.12)	(.41)	11.58	10.46	15		.39		.39		.68		2.62
Class F-2:
10/31/2023	11.13	.40	(.04)	.36	(.40)	(.21)	(.61)	10.88	3.07	137		.11		.11		.41		3.55
10/31/2022	13.08	.34	(1.78)	(1.44)	(.35)	(.16)	(.51)	11.13	(11.36)	135		.11		.11		.41		2.78
10/31/2021	11.36	.30	1.90	2.20	(.35)	(.13)	(.48)	13.08	19.73	140		.11		.11		.39		2.36
10/31/2020	11.60	.31	(.08)	.23	(.33)	(.14)	(.47)	11.36	2.05	100		.12		.12		.39		2.74
10/31/2019	10.91	.32	.81	1.13	(.32)	(.12)	(.44)	11.60	10.74	86		.13		.13		.42		2.87
Class F-3:
10/31/2023	11.12	.43	(.07)	.36	(.41)	(.21)	(.62)	10.86	3.07	14		.02		.02		.32		3.73
10/31/2022	13.07	.34	(1.77)	(1.43)	(.36)	(.16)	(.52)	11.12	(11.28)	17		.02		.02		.32		2.84
10/31/2021	11.35	.30	1.91	2.21	(.36)	(.13)	(.49)	13.07	19.85	16		.02		.02		.30		2.37
10/31/2020	11.59	.33	(.09)	.24	(.34)	(.14)	(.48)	11.35	2.15	7		.03		.03		.30		2.88
10/31/2019	10.90	.33	.81	1.14	(.33)	(.12)	(.45)	11.59	10.85	6		.03		.03		.32		2.98
Class R-1:
10/31/2023	11.07	.30	(.06)	.24	(.29)	(.21)	(.50)	10.81	2.07	2		1.03		1.03		1.33		2.61
10/31/2022	13.01	.23	(1.77)	(1.54)	(.24)	(.16)	(.40)	11.07	(12.13)	2		1.02		1.02		1.32		1.90
10/31/2021	11.33	.14	1.91	2.05	(.24)	(.13)	(.37)	13.01	18.35	2		1.06		1.06		1.34		1.12
10/31/2020	11.57	.20	(.07)	.13	(.23)	(.14)	(.37)	11.33	1.10	1		1.08		1.08		1.35		1.78
10/31/2019	10.89	.19	.84	1.03	(.23)	(.12)	(.35)	11.57	9.71	—	[7]	1.09		1.09		1.38		1.73
Class R-2:
10/31/2023	11.08	.31	(.05)	.26	(.31)	(.21)	(.52)	10.82	2.19	2		.90		.90		1.20		2.74
10/31/2022	13.01	.24	(1.77)	(1.53)	(.24)	(.16)	(.40)	11.08	(12.05)	2		.85		.85		1.15		1.97
10/31/2021	11.30	.20	1.90	2.10	(.26)	(.13)	(.39)	13.01	18.84	4		.90		.90		1.18		1.58
10/31/2020	11.54	.23	(.08)	.15	(.25)	(.14)	(.39)	11.30	1.34	3		.86		.86		1.13		2.06
10/31/2019	10.86	.23	.81	1.04	(.24)	(.12)	(.36)	11.54	9.82	3		.97		.97		1.26		2.03
Class R-2E:
10/31/2023	11.14	.34	(.06)	.28	(.33)	(.21)	(.54)	10.88	2.40	—	[7]	.68		.68		.98		2.96
10/31/2022	13.08	.27	(1.77)	(1.50)	(.28)	(.16)	(.44)	11.14	(11.78)[6]	—	[7]	.66	[6]	.66	[6]	.96	[6]	2.24	[6]
10/31/2021	11.36	.23	1.91	2.14	(.29)	(.13)	(.42)	13.08	19.10 [6]	—	[7]	.68	[6]	.66	[6]	.94	[6]	1.82	[6]
10/31/2020	11.59	.25	(.09)	.16	(.25)	(.14)	(.39)	11.36	1.42 [6]	—	[7]	.75	[6]	.74	[6]	1.01	[6]	2.19	[6]
10/31/2019	10.91	.24	.86	1.10	(.30)	(.12)	(.42)	11.59	10.40 [6]	—	[7]	.64	[6]	.64	[6]	.93	[6]	2.08	[6]

Refer to the end of the tables for footnotes.

32	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Moderate Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expense to average net assets before reimburse- ments[4]		Ratio of expense to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
10/31/2023	$11.10	$.35	$(.04)	$.31	$(.36)	$(.21)	$(.57)	$10.84	2.62%	$5		.49%		.49%		.79%		3.08%
10/31/2022	13.04	.30	(1.79)	(1.49)	(.29)	(.16)	(.45)	11.10	(11.76)	2		.54		.54		.84		2.44
10/31/2021	11.33	.22	1.92	2.14	(.30)	(.13)	(.43)	13.04	19.17	4		.59		.59		.87		1.75
10/31/2020	11.57	.25	(.07)	.18	(.28)	(.14)	(.42)	11.33	1.61	1		.59		.59		.86		2.22
10/31/2019	10.88	.28	.80	1.08	(.27)	(.12)	(.39)	11.57	10.23	1		.63		.63		.92		2.46
Class R-4:
10/31/2023	11.11	.39	(.07)	.32	(.37)	(.21)	(.58)	10.85	2.75	2		.35		.35		.65		3.39
10/31/2022	13.06	.30	(1.77)	(1.47)	(.32)	(.16)	(.48)	11.11	(11.58)	2		.35		.35		.65		2.49
10/31/2021	11.34	.26	1.92	2.18	(.33)	(.13)	(.46)	13.06	19.54	1		.34		.34		.62		2.02
10/31/2020	11.58	.31	(.10)	.21	(.31)	(.14)	(.45)	11.34	1.83	1		.33		.33		.60		2.76
10/31/2019	10.90	.26	.84	1.10	(.30)	(.12)	(.42)	11.58	10.43	1		.38		.38		.67		2.35
Class R-5E:
10/31/2023	11.13	.39	(.05)	.34	(.39)	(.21)	(.60)	10.87	2.95	—	[7]	.15		.15		.45		3.44
10/31/2022	13.07	.33	(1.77)	(1.44)	(.34)	(.16)	(.50)	11.13	(11.32)	—	[7]	.16		.16		.46		2.78
10/31/2021	11.36	.24	1.96	2.20	(.36)	(.13)	(.49)	13.07	19.72	—	[7]	.14		.12		.40		1.89
10/31/2020	11.59	.33	(.08)	.25	(.34)	(.14)	(.48)	11.36	2.19	—	[7]	.23		.04		.31		2.85
10/31/2019	10.90	.32	.80	1.12	(.31)	(.12)	(.43)	11.59	10.66 [6]	—	[7]	.22	[6]	.20	[6]	.49	[6]	2.84	[6]
Class R-5:
10/31/2023	11.16	.41	(.06)	.35	(.40)	(.21)	(.61)	10.90	3.01	—	[7]	.07		.07		.37		3.59
10/31/2022	13.11	.35	(1.79)	(1.44)	(.35)	(.16)	(.51)	11.16	(11.29)	—	[7]	.07		.07		.37		2.84
10/31/2021	11.38	.30	1.92	2.22	(.36)	(.13)	(.49)	13.11	19.81	1		.07		.07		.35		2.31
10/31/2020	11.60	.33	(.10)	.23	(.31)	(.14)	(.45)	11.38	2.02	—	[7]	.14		.10		.37		2.83
10/31/2019	10.91	.39	.74	1.13	(.32)	(.12)	(.44)	11.60	10.73	—	[7]	.13		.09		.38		3.39
Class R-6:
10/31/2023	11.14	.38	(.01)	.37	(.41)	(.21)	(.62)	10.89	3.16	8		.02		.02		.32		3.36
10/31/2022	13.09	.35	(1.78)	(1.43)	(.36)	(.16)	(.52)	11.14	(11.27)	4		.02		.02		.32		2.88
10/31/2021	11.37	.29	1.92	2.21	(.36)	(.13)	(.49)	13.09	19.81	4		.02		.02		.30		2.28
10/31/2020	11.61	.33	(.09)	.24	(.34)	(.14)	(.48)	11.37	2.14	2		.04		.04		.31		2.90
10/31/2019	10.92	.31	.83	1.14	(.33)	(.12)	(.45)	11.61	10.83	2		.05		.04		.33		2.77

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	33

Financial highlights (continued)

Enhanced Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expense to average net assets before reimburse- ments[4]		Ratio of expense to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2023	$11.70	$.37	$.15	$.52	$(.37)	$(.31)	$(.68)	$11.54	4.43%	$1,113		.30%		.30%		.60%		3.07%
10/31/2022	13.94	.32	(1.96)	(1.64)	(.32)	(.28)	(.60)	11.70	(12.21)	1,082		.34		.34		.64		2.46
10/31/2021	11.48	.30	2.51	2.81	(.31)	(.04)	(.35)	13.94	24.73	1,162		.31		.31		.60		2.25
10/31/2020	11.91	.32	(.26)	.06	(.32)	(.17)	(.49)	11.48	.50	834		.35		.35		.64		2.73
10/31/2019	11.21	.31	.86	1.17	(.32)	(.15)	(.47)	11.91	10.81	787		.36		.36		.66		2.69
Class C:
10/31/2023	11.65	.28	.15	.43	(.28)	(.31)	(.59)	11.49	3.65	75		1.04		1.04		1.34		2.35
10/31/2022	13.88	.23	(1.96)	(1.73)	(.22)	(.28)	(.50)	11.65	(12.84)	85		1.04		1.04		1.34		1.77
10/31/2021	11.43	.20	2.50	2.70	(.21)	(.04)	(.25)	13.88	23.86	103		1.04		1.04		1.33		1.54
10/31/2020	11.86	.24	(.27)	(.03)	(.23)	(.17)	(.40)	11.43	(.22)	83		1.05		1.05		1.34		2.04
10/31/2019	11.17	.23	.85	1.08	(.24)	(.15)	(.39)	11.86	10.00	87		1.06		1.06		1.36		2.00
Class T:
10/31/2023	11.71	.41	.14	.55	(.40)	(.31)	(.71)	11.55	4.71 [6]	—	[7]	.02	[6]	.02	[6]	.32	[6]	3.37	[6]
10/31/2022	13.95	.36	(1.96)	(1.60)	(.36)	(.28)	(.64)	11.71	(11.94)[6]	—	[7]	.05	[6]	.05	[6]	.35	[6]	2.77	[6]
10/31/2021	11.48	.34	2.51	2.85	(.34)	(.04)	(.38)	13.95	25.13 [6]	—	[7]	.05	[6]	.05	[6]	.34	[6]	2.54	[6]
10/31/2020	11.91	.35	(.26)	.09	(.35)	(.17)	(.52)	11.48	.79 [6]	—	[7]	.06	[6]	.06	[6]	.35	[6]	3.04	[6]
10/31/2019	11.21	.35	.85	1.20	(.35)	(.15)	(.50)	11.91	11.12 [6]	—	[7]	.07	[6]	.07	[6]	.37	[6]	3.04	[6]
Class F-1:
10/31/2023	11.71	.36	.15	.51	(.36)	(.31)	(.67)	11.55	4.31	17		.38		.38		.68		3.00
10/31/2022	13.95	.31	(1.96)	(1.65)	(.31)	(.28)	(.59)	11.71	(12.24)	24		.39		.39		.69		2.43
10/31/2021	11.48	.29	2.52	2.81	(.30)	(.04)	(.34)	13.95	24.72	27		.38		.38		.67		2.23
10/31/2020	11.91	.31	(.26)	.05	(.31)	(.17)	(.48)	11.48	.45	26		.39		.39		.68		2.71
10/31/2019	11.21	.31	.85	1.16	(.31)	(.15)	(.46)	11.91	10.77	31		.39		.39		.69		2.69
Class F-2:
10/31/2023	11.72	.39	.15	.54	(.39)	(.31)	(.70)	11.56	4.61	206		.12		.12		.42		3.25
10/31/2022	13.96	.34	(1.95)	(1.61)	(.35)	(.28)	(.63)	11.72	(12.00)	198		.12		.12		.42		2.68
10/31/2021	11.50	.33	2.50	2.83	(.33)	(.04)	(.37)	13.96	24.91	218		.12		.12		.41		2.45
10/31/2020	11.93	.34	(.26)	.08	(.34)	(.17)	(.51)	11.50	.72	152		.13		.13		.42		2.95
10/31/2019	11.22	.33	.87	1.20	(.34)	(.15)	(.49)	11.93	11.11	140		.14		.14		.44		2.89
Class F-3:
10/31/2023	11.71	.40	.15	.55	(.40)	(.31)	(.71)	11.55	4.71	30		.02		.02		.32		3.33
10/31/2022	13.95	.35	(1.95)	(1.60)	(.36)	(.28)	(.64)	11.71	(11.92)	28		.02		.02		.32		2.77
10/31/2021	11.49	.33	2.52	2.85	(.35)	(.04)	(.39)	13.95	25.06	27		.02		.02		.31		2.49
10/31/2020	11.92	.36	(.27)	.09	(.35)	(.17)	(.52)	11.49	.83	14		.03		.03		.32		3.09
10/31/2019	11.21	.35	.86	1.21	(.35)	(.15)	(.50)	11.92	11.25	10		.03		.03		.33		3.06
Class R-1:
10/31/2023	11.69	.28	.16	.44	(.29)	(.31)	(.60)	11.53	3.72	1		1.01		1.01		1.31		2.29
10/31/2022	13.93	.22	(1.94)	(1.72)	(.24)	(.28)	(.52)	11.69	(12.76)	1		1.00		1.00		1.30		1.72
10/31/2021	11.46	.16	2.55	2.71	(.20)	(.04)	(.24)	13.93	23.82	1		1.02		1.02		1.31		1.18
10/31/2020	11.91	.26	(.28)	(.02)	(.26)	(.17)	(.43)	11.46	(.16)[6]	—	[7]	1.02	[6]	1.02	[6]	1.31	[6]	2.27	[6]
10/31/2019	11.20	.24	.86	1.10	(.24)	(.15)	(.39)	11.91	10.14 [6]	—	[7]	1.06	[6]	1.06	[6]	1.36	[6]	2.10	[6]
Class R-2:
10/31/2023	11.63	.29	.16	.45	(.30)	(.31)	(.61)	11.47	3.85	4		.90		.90		1.20		2.46
10/31/2022	13.86	.25	(1.95)	(1.70)	(.25)	(.28)	(.53)	11.63	(12.67)	4		.86		.86		1.16		1.93
10/31/2021	11.42	.23	2.49	2.72	(.24)	(.04)	(.28)	13.86	24.06	4		.86		.86		1.15		1.70
10/31/2020	11.85	.25	(.25)	— [8]	(.26)	(.17)	(.43)	11.42	.02	2		.85		.85		1.14		2.19
10/31/2019	11.16	.23	.87	1.10	(.26)	(.15)	(.41)	11.85	10.24	2		.93		.93		1.23		1.99

Refer to the end of the tables for footnotes.

34	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Enhanced Portfolio (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expense to average net assets before reimburse- ments[4]		Ratio of expense to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-2E:
10/31/2023	$11.70	$.31	$.15	$.46	$(.31)	$(.31)	$(.62)	$11.54	3.90%	$1		.80%		.80%		1.10%		2.59%
10/31/2022	13.95	.27	(1.97)	(1.70)	(.27)	(.28)	(.55)	11.70	(12.60)	1		.79		.79		1.09		2.14
10/31/2021	11.49	.24	2.52	2.76	(.26)	(.04)	(.30)	13.95	24.21	—	[7]	.77		.77		1.06		1.84
10/31/2020	11.92	.27	(.26)	.01	(.27)	(.17)	(.44)	11.49	.05 [6]	—	[7]	.79	[6]	.79	[6]	1.08	[6]	2.29	[6]
10/31/2019	11.23	.22	.91	1.13	(.29)	(.15)	(.44)	11.92	10.45 [6]	—	[7]	.76	[6]	.76	[6]	1.06	[6]	1.89	[6]
Class R-3:
10/31/2023	11.67	.31	.18	.49	(.34)	(.31)	(.65)	11.51	4.18	5		.60		.60		.90		2.61
10/31/2022	13.91	.27	(1.94)	(1.67)	(.29)	(.28)	(.57)	11.67	(12.41)	4		.55		.55		.85		2.11
10/31/2021	11.45	.26	2.52	2.78	(.28)	(.04)	(.32)	13.91	24.51	2		.55		.55		.84		2.00
10/31/2020	11.89	.29	(.26)	.03	(.30)	(.17)	(.47)	11.45	.23	2		.56		.56		.85		2.47
10/31/2019	11.20	.27	.87	1.14	(.30)	(.15)	(.45)	11.89	10.53	2		.64		.64		.94		2.35
Class R-4:
10/31/2023	11.71	.37	.16	.53	(.38)	(.31)	(.69)	11.55	4.47	6		.24		.24		.54		3.11
10/31/2022	13.95	.31	(1.94)	(1.63)	(.33)	(.28)	(.61)	11.71	(12.13)	5		.26		.26		.56		2.46
10/31/2021	11.49	.30	2.52	2.82	(.32)	(.04)	(.36)	13.95	24.78	4		.28		.28		.57		2.22
10/31/2020	11.92	.32	(.25)	.07	(.33)	(.17)	(.50)	11.49	.59	1		.27		.27		.56		2.74
10/31/2019	11.21	.32	.86	1.18	(.32)	(.15)	(.47)	11.92	10.95	1		.33		.33		.63		2.80
Class R-5E:
10/31/2023	11.71	.38	.15	.53	(.38)	(.31)	(.69)	11.55	4.53	1		.18		.18		.48		3.16
10/31/2022	13.95	.37	(1.99)	(1.62)	(.34)	(.28)	(.62)	11.71	(12.02)	1		.15		.15		.45		2.97
10/31/2021	11.49	.30	2.53	2.83	(.33)	(.04)	(.37)	13.95	24.92	1		.14		.14		.43		2.23
10/31/2020	11.92	.35	(.27)	.08	(.34)	(.17)	(.51)	11.49	.69	—	[7]	.17		.17		.46		2.97
10/31/2019	11.22	.34	.85	1.19	(.34)	(.15)	(.49)	11.92	10.99	—	[7]	.21		.21		.51		2.94
Class R-5:
10/31/2023	11.73	.40	.15	.55	(.40)	(.31)	(.71)	11.57	4.66	—	[7]	.06		.06		.36		3.33
10/31/2022	13.97	.37	(1.98)	(1.61)	(.35)	(.28)	(.63)	11.73	(11.95)	—	[7]	.08		.07		.37		2.84
10/31/2021	11.51	.34	2.50	2.84	(.34)	(.04)	(.38)	13.97	25.00	—	[7]	.11		.03		.32		2.56
10/31/2020	11.93	.36	(.26)	.10	(.35)	(.17)	(.52)	11.51	.86	—	[7]	.22		.04		.33		3.06
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.10 [6]	—	[7]	.21	[6]	.09	[6]	.39	[6]	3.01	[6]
Class R-6:
10/31/2023	11.73	.40	.15	.55	(.40)	(.31)	(.71)	11.57	4.71	7		.02		.02		.32		3.29
10/31/2022	13.97	.35	(1.95)	(1.60)	(.36)	(.28)	(.64)	11.73	(11.90)	6		.02		.02		.32		2.73
10/31/2021	11.50	.33	2.53	2.86	(.35)	(.04)	(.39)	13.97	25.12	5		.02		.02		.31		2.50
10/31/2020	11.93	.35	(.26)	.09	(.35)	(.17)	(.52)	11.50	.82	3		.04		.04		.33		3.00
10/31/2019	11.23	.35	.85	1.20	(.35)	(.15)	(.50)	11.93	11.14	2		.06		.04		.34		3.05

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	35

Financial highlights (continued)

	Year ended October 31,
Portfolio turnover rate for all share classes	2023	2022	2021	2020	2019
Conservative Portfolio	16%	15%	17%	5%	2%
Moderate Portfolio	6	7	23	5	1
Enhanced Portfolio	4	6	18	15	3

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. Refer to the expense example for further information regarding fees and expenses.
[6]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[7]	Amount less than $1 million.
[8]	Amount less than $.01.

Refer to the notes to financial statements.

36	American Funds Retirement Income Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Retirement Income Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Funds Retirement Income Portfolio Series comprising the American Funds Retirement Income Portfolio - Conservative, American Funds Retirement Income Portfolio - Moderate, and American Funds Retirement Income Portfolio - Enhanced (“the Funds”), including the investment portfolios, as of October 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Funds Retirement Income Portfolio Series as of October 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2023, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California

December 11, 2023

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Retirement Income Portfolio Series	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2023, through October 31, 2023).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	American Funds Retirement Income Portfolio Series

Expense example (continued)

Conservative Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$946.41	$1.52	.31%	$2.85	.58%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	2.96	.58
Class C – actual return	1,000.00	942.43	5.14	1.05	6.46	1.32
Class C – assumed 5% return	1,000.00	1,019.91	5.35	1.05	6.72	1.32
Class T – actual return	1,000.00	947.80	.10	.02	1.42	.29
Class T – assumed 5% return	1,000.00	1,025.10	.10	.02	1.48	.29
Class F-1 – actual return	1,000.00	946.00	1.81	.37	3.14	.64
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.26	.64
Class F-2 – actual return	1,000.00	947.32	.59	.12	1.91	.39
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	1.99	.39
Class F-3 – actual return	1,000.00	946.95	.10	.02	1.42	.29
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.48	.29
Class R-1 – actual return	1,000.00	941.98	5.09	1.04	6.41	1.31
Class R-1 – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.67	1.31
Class R-2 – actual return	1,000.00	943.10	4.95	1.01	6.27	1.28
Class R-2 – assumed 5% return	1,000.00	1,020.11	5.14	1.01	6.51	1.28
Class R-2E – actual return	1,000.00	943.23	3.82	.78	5.14	1.05
Class R-2E – assumed 5% return	1,000.00	1,021.27	3.97	.78	5.35	1.05
Class R-3 – actual return	1,000.00	943.93	3.18	.65	4.51	.92
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.69	.92
Class R-4 – actual return	1,000.00	945.68	1.72	.35	3.04	.62
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.16	.62
Class R-5E – actual return	1,000.00	946.73	.69	.14	2.01	.41
Class R-5E – assumed 5% return	1,000.00	1,024.50	.71	.14	2.09	.41
Class R-5 – actual return	1,000.00	946.73	.34	.07	1.67	.34
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.73	.34
Class R-6 – actual return	1,000.00	947.00	.10	.02	1.42	.29
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.48	.29

Refer to the end of the tables for footnotes.

American Funds Retirement Income Portfolio Series	39

Expense example (continued)

Moderate Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$954.45	$1.53	.31%	$3.01	.61%
Class A – assumed 5% return	1,000.00	1,023.64	1.58	.31	3.11	.61
Class C – actual return	1,000.00	950.55	5.11	1.04	6.59	1.34
Class C – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.82	1.34
Class T – actual return	1,000.00	955.82	.10	.02	1.58	.32
Class T – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32
Class F-1 – actual return	1,000.00	954.12	1.82	.37	3.30	.67
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.41	.67
Class F-2 – actual return	1,000.00	955.46	.54	.11	2.02	.41
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.09	.41
Class F-3 – actual return	1,000.00	955.82	.10	.02	1.58	.32
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32
Class R-1 – actual return	1,000.00	950.90	5.06	1.03	6.54	1.33
Class R-1 – assumed 5% return	1,000.00	1,020.01	5.24	1.03	6.77	1.33
Class R-2 – actual return	1,000.00	951.49	4.43	.90	5.90	1.20
Class R-2 – assumed 5% return	1,000.00	1,020.67	4.58	.90	6.11	1.20
Class R-2E – actual return	1,000.00	952.74	3.35	.68	4.82	.98
Class R-2E – assumed 5% return	1,000.00	1,021.78	3.47	.68	4.99	.98
Class R-3 – actual return	1,000.00	953.57	2.31	.47	3.79	.77
Class R-3 – assumed 5% return	1,000.00	1,022.84	2.40	.47	3.92	.77
Class R-4 – actual return	1,000.00	953.48	1.72	.35	3.20	.65
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.31	.65
Class R-5E – actual return	1,000.00	955.23	.74	.15	2.22	.45
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.29	.45
Class R-5 – actual return	1,000.00	955.72	.35	.07	1.82	.37
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.89	.37
Class R-6 – actual return	1,000.00	955.92	.10	.02	1.58	.32
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32

Refer to the end of the tables for footnotes.

40	American Funds Retirement Income Portfolio Series

Expense example (continued)

Enhanced Portfolio

	Beginning account value 5/1/2023	Ending account value 10/31/2023	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$965.22	$1.59	.32%	$3.07	.62%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.16	.62
Class C – actual return	1,000.00	961.43	5.14	1.04	6.62	1.34
Class C – assumed 5% return	1,000.00	1,019.96	5.30	1.04	6.82	1.34
Class T – actual return	1,000.00	966.70	.10	.02	1.59	.32
Class T – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32
Class F-1 – actual return	1,000.00	964.70	1.93	.39	3.42	.69
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.52	.69
Class F-2 – actual return	1,000.00	966.23	.55	.11	2.03	.41
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.09	.41
Class F-3 – actual return	1,000.00	966.68	.10	.02	1.59	.32
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32
Class R-1 – actual return	1,000.00	962.11	5.00	1.01	6.48	1.31
Class R-1 – assumed 5% return	1,000.00	1,020.11	5.14	1.01	6.67	1.31
Class R-2 – actual return	1,000.00	962.34	4.40	.89	5.89	1.19
Class R-2 – assumed 5% return	1,000.00	1,020.72	4.53	.89	6.06	1.19
Class R-2E – actual return	1,000.00	962.87	3.96	.80	5.44	1.10
Class R-2E – assumed 5% return	1,000.00	1,021.17	4.08	.80	5.60	1.10
Class R-3 – actual return	1,000.00	963.92	2.92	.59	4.41	.89
Class R-3 – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.53	.89
Class R-4 – actual return	1,000.00	965.64	1.04	.21	2.53	.51
Class R-4 – assumed 5% return	1,000.00	1,024.15	1.07	.21	2.60	.51
Class R-5E – actual return	1,000.00	966.10	.59	.12	2.08	.42
Class R-5E – assumed 5% return	1,000.00	1,024.60	.61	.12	2.14	.42
Class R-5 – actual return	1,000.00	966.49	.35	.07	1.83	.37
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	1.89	.37
Class R-6 – actual return	1,000.00	966.73	.10	.02	1.59	.32
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

American Funds Retirement Income Portfolio Series	41

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2023:

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Long-term capital gains	—	$25,851,000	$39,332,000
Foreign taxes (per share)	$—	$0.0009	$0.0014
Foreign source income (per share)	$—	$0.0140	$0.0206
Qualified dividend income	$16,899,000	$23,670,000	$28,806,000
Section 199A dividends	$638,000	$843,000	$957,000
Section 163(j) interest dividends	$31,517,000	$28,291,000	$25,425,000
Corporate dividends received deduction	$11,015,000	$14,848,000	$18,372,000
U.S. government income that may be exempt from state taxation	$15,182,000	$10,752,000	$7,820,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2024, to determine the calendar year amounts to be included on their 2023 tax returns. Shareholders should consult their tax advisors.

42	American Funds Retirement Income Portfolio Series

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Francisco G. Cigarroa, MD, 1957	2021	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None
Nariman Farvardin, 1956	2018	President, Stevens Institute of Technology	93	None
Jennifer C. Feikin, 1968	2022	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.
Leslie Stone Heisz, 1961	2022	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	89	None
Merit E. Janow, 1958	2015	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive)	2015	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None
Alexandra Trower, 1964	2018	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None
Paul S. Williams, 1959	2020	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88	Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Interested trustees4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Michael C. Gitlin, 1970 Trustee	2019	Partner — Capital Fixed Income Investors, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.[6]; Vice Chairman and Director, Capital Research and Management Company	88	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 44 for footnotes.

American Funds Retirement Income Portfolio Series	43

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Andrew B. Suzman, 1967 President	2015	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
Walt Burkley, 1966 Principal Executive Officer	2015	General Counsel — Fund Business Management Group, Capital Research and Management Company; General Counsel and Secretary, The Capital Group Companies, Inc.[6]; Director, Capital Research Company [6]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2021	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2015	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company [6]; Director, The Capital Group Companies, Inc.[6]
Michelle J. Black, 1971 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company: Partner — Capital Solutions Group, Capital Bank and Trust Company [6]
Samir Mathur, 1965 Senior Vice President	2020	Partner — Capital Solutions Group, Capital Research and Management Company
Wesley K. Phoa, 1966 Senior Vice President	2015	Partner — Capital Solutions Group, Capital Research and Management Company
John R. Queen, 1965 Senior Vice President	2020	Partner — Capital Fixed Income Investors, Capital Research and Management Company;
Partner — Capital Fixed Income Investors, Capital Bank and Trust Company [6];
		Senior Vice President, Capital Group Private Client Services, Inc.[6]
William L. Robbins, 1968 Senior Vice President	2020	Partner — Capital International Investors, Capital Research and Management Company;
Partner — Capital International Investors, Capital Bank and Trust Company[6];
		Chair and Director, Capital Group International, Inc.[6]
Maria Manotok, 1974 Vice President	2015	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, Senior Counsel and Director, Capital International, Inc.[6]; Senior Vice President, Secretary and Director, Capital Group Companies Global[6]; Senior Vice President, Secretary and Director, Capital Group International, Inc.[6]
Courtney R. Taylor, 1975 Secretary	2023	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2015	Associate — Fund Business Management Group, Capital Research and Management Company
Randall F. Buonviri, 1988 Assistant Treasurer	2023	Assistant Vice President — Investment Operations, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

44	American Funds Retirement Income Portfolio Series

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Retirement Income Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Retirement Income Portfolio Series portfolios.

American Funds Retirement Income Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Retirement Income Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

Each S&P index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]	Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Paul S. Williams, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

AFRIS

Registrant:

a) Audit Fees:
Audit	2022	25,000
	2023	27,000

b) Audit-Related Fees:
	2022	1,000
	2023	1,000

c) Tax Fees:
	2022	12,000
	2023	12,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2022	None
	2023	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2022	2,221,000
	2023	2,183,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2022	394,000
	2023	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2022	None
	2023	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $2,629,000 for fiscal year 2022 and $2,196,000 for fiscal year 2023. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: December 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: December 29, 2023

By ___/s/ Gregory F. Niland__________________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 29, 2023